Discontinued Operation (Details) - Schedule of discontinued operations - Discontinued Operations [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue		$ 5,303,071	$ 8,274,992
Cost of revenues		4,475,590	5,098,892
Gross profit		827,481	3,176,100
Operating expenses		3,582,359	744,417
(Loss) income from discontinued operations		(2,754,878)	2,431,683
Other income (expense), net		10,762	20,591
(Loss) income before tax		(2,744,116)	2,452,274
Income tax provision		57,015	537,981
Net (loss) income from discontinued operations		$ (2,801,131)	$ 1,914,293